Background of Company - Additional Information (Detail) (USD $) In Billions, unless otherwise specified	Dec. 31, 2011 Satellite	Jul. 03, 2006	Feb. 04, 2008 Serafina Acquisition Limited [Member]	Jul. 18, 2001 IGO [Member]
Background Of Company [Line Items]
Number of satellites under global communications network	52
Percentage of ownership of outstanding shares in Intelsat Ltd.				100.00%
Additional debt incurred for merger transaction		$ 3.5
Additional debt assumed for merger transaction		3.2
Equity ownership acquired in Intelsat Holdings			100.00%
Cost of acquisition			$ 5.0